Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,589	$ 8,550	$ 9,141	$ 8,189
Provision for credit losses	971	1,072	3,524	3,144
Write-offs, net of recoveries	(833)	(788)	(2,892)	(2,446)
Foreign exchange disposals and other adjustments	(22)	4	(68)	(49)
Allowance account for credit losses of financial assets, Balance at end of period	9,705	8,838	9,705	8,838
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,613	7,545	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,682	7,811	8,682	7,811
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,584	8,547	9,137	8,185
Provision for credit losses	972	1,071	3,524	3,144
Write-offs, net of recoveries	(833)	(788)	(2,892)	(2,446)
Foreign exchange disposals and other adjustments	(22)	4	(68)	(49)
Allowance account for credit losses of financial assets, Balance at end of period	9,701	8,834	9,701	8,834
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	5	3	4	4
Provision for credit losses	(1)	1	0	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	4	4	4	4
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2	3	2
Provision for credit losses	(1)	1	(1)	1
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	3	2	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1	1	2
Provision for credit losses	0	0	1	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	1	2	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,613	7,545	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,682	7,811	8,682	7,811
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	971	1,002	1,043	1,049
Allowance account for credit losses of financial assets, Balance at end of period	1,019	1,023	1,019	1,023
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	348	403	365	403
Provision for credit losses	1	(16)	(14)	(16)
Write-offs, net of recoveries	(5)	(2)	(6)	(5)
Foreign exchange disposals and other adjustments	1	0	0	3
Allowance account for credit losses of financial assets, Balance at end of period	345	385	345	385
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,221	2,072	2,133	1,895
Provision for credit losses	280	339	1,016	1,082
Write-offs, net of recoveries	(293)	(302)	(934)	(865)
Foreign exchange disposals and other adjustments	3	1	(4)	(2)
Allowance account for credit losses of financial assets, Balance at end of period	2,211	2,110	2,211	2,110
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,716	2,644	2,699	2,577
Provision for credit losses	401	397	1,302	1,250
Write-offs, net of recoveries	(394)	(396)	(1,265)	(1,168)
Foreign exchange disposals and other adjustments	5	6	(8)	(8)
Allowance account for credit losses of financial assets, Balance at end of period	2,728	2,651	2,728	2,651
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4,299	3,428	3,940	3,310
Provision for credit losses	290	351	1,220	828
Write-offs, net of recoveries	(141)	(88)	(687)	(408)
Foreign exchange disposals and other adjustments	(31)	(3)	(56)	(42)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,417	$ 3,688	$ 4,417	$ 3,688